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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 4 of its series, Evergreen Healthcare Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund and Evergreen Utilities and Telecommunications Fund for the quarter ended July 31, 2004. These 4 series have an October 31, fiscal year end.

Date of reporting period:	July 31, 2004

Item 1 — Schedule of Investments

EVERGREEN TECHNOLOGY FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 1.9%
Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	4,000	$155,680
eBay, Inc. *	2,000	156,660

		312,340

INDUSTRIALS 5.5%
Aerospace & Defense 4.6%
L-3 Communications Holdings, Inc. þ	12,000	733,800

Commercial Services & Supplies 0.9%
Cendant Corp.	6,000	137,280

INFORMATION TECHNOLOGY 90.0%
Communications Equipment 13.4%
Cisco Systems, Inc. *	30,000	625,800
Corning, Inc. *	26,000	321,360
Lucent Technologies, Inc. *þ	70,000	213,500
Motorola, Inc.	22,000	350,460
Nokia Corp., ADR	12,000	139,440
QUALCOMM, Inc.	7,000	483,560

		2,134,120

Computers & Peripherals 20.8%
Dell, Inc. *	6,000	212,820
EMC Corp. *	40,000	438,800
Hewlett-Packard Co.	32,000	644,800
International Business Machines Corp.	11,000	957,770
Lexmark International, Inc., Class A *	12,000	1,062,000

		3,316,190

Electronic Equipment & Instruments 5.1%
Amphenol Corp., Class A *	14,000	440,020
Flextronics International, Ltd. *	16,000	201,120
Jabil Circuit, Inc. *	8,000	174,000

		815,140

Internet Software & Services 1.8%
SINA Corp. *þ	10,089	286,023

IT Services 12.4%
Accenture, Ltd., Class A *	24,000	591,120
Affiliated Computer Services, Inc., Class A *þ	14,497	752,394
Cognizant Technology Solutions Corp., Class A *	10,000	275,500
First Data Corp.	8,000	356,880

		1,975,894

Semiconductors & Semiconductor Equipment 16.8%
Altera Corp. *	18,000	374,760
Analog Devices, Inc.	4,000	158,800
Applied Materials, Inc. *	15,000	254,550
Broadcom Corp., Class A *	6,000	212,160
Intel Corp.	34,000	828,920
KLA-Tencor Corp. *	5,000	206,050
Microchip Technology, Inc.	10,000	289,700
Micron Technology, Inc. *	14,000	189,420
National Semiconductor Corp. *	10,000	171,500

		2,685,860

[1]

EVERGREEN TECHNOLOGY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Software 19.7%
Amdocs, Ltd. *	24,000	$520,800
Autodesk, Inc.	13,083	525,937
Check Point Software Technologies, Ltd. *	10,000	198,900
Microsoft Corp.	32,000	910,720
Oracle Corp. *	14,000	147,140
Symantec Corp. *	18,000	841,680

		3,145,177

Total Common Stocks (cost $14,253,013)		15,541,824

SHORT-TERM INVESTMENTS 18.1%
MUTUAL FUND SHARES 18.1%
Evergreen Institutional U.S. Government Money Market Fund ø	821,920	821,920
Navigator Prime Portfolio þþ	2,062,066	2,062,066

Total Short-Term Investments (cost $2,883,986)		2,883,986

Total Investments (cost $17,136,999) 115.5%		18,425,810
Other Assets and Liabilities (15.5%)		(2,477,414)

Net Assets 100.0%		$15,948,396

*	Non-income producing security
þ	All or a portion of this security is on loan
þþ	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $17,275,044. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,915,091 and $764,325, respectively, with a net unrealized appreciation of $1,150,766.

[2]
EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Shares	Value

COMMON STOCK 96.5% CONSUMER STAPLES 0.4%
Food & Staples Retailing 0.4%
CVS Corp.	20,000	$837,400

HEALTH CARE 95.4%
Biotechnology 28.3%
Abgenix, Inc. *	220,000	2,150,500
Amgen, Inc. *	129,112	7,343,891
Angiotech Pharmaceuticals, Inc. *	61,760	1,088,211
Applera Corp. - Applied Biosystems Group	40,000	827,600
Applera Corp. - Celera Genomics *	50,000	587,000
BioCryst Pharmaceuticals, Inc. *	150,000	865,500
Biogen Idec, Inc. *	60,000	3,600,000
Cambridge Antibody Technology Group plc, ADR *	30,000	271,830
Cell Therapeutics, Inc. * þ	55,000	299,750
Corgentech, Inc. * þ	27,600	381,984
Cubist Pharmaceuticals, Inc. *	120,000	1,245,600
CV Therapeutics, Inc. *	50,000	669,500
DOV Pharmaceutical, Inc. * þ	232,363	3,020,719
DUSA Pharmaceuticals, Inc. * þ	200,000	2,000,000
Dyax Corp. *	40,000	307,600
EntreMed, Inc. * þ	65,000	111,800
Enzon, Inc. *	57,000	707,370
Exelixis, Inc. *	50,000	396,000
Eyetech Pharmaceuticals, Inc. *	71,995	2,671,015
Genentech, Inc. *	140,000	6,815,200
Genzyme Corp. *	50,000	2,564,000
Human Genome Sciences, Inc. *	20,000	200,500
ICOS Corp. *	46,104	1,109,262
ILEX Oncology, Inc. *	50,000	1,259,500
ImClone Systems, Inc. *	15,623	920,507
Incyte Corp. *	150,000	922,500
InterMune, Inc. *	166,261	1,993,469
Kosan Biosciences, Inc. *	4,000	25,480
Ligand Pharmaceuticals, Inc., Class B *	60,000	828,600
MedImmune, Inc. *	123,500	2,845,440
Millennium Pharmaceuticals, Inc. *	110,319	1,226,747
Myogen, Inc. * þ	50,000	372,000
Neurocrine Biosciences, Inc. *	38,933	1,813,110
Oscient Pharmaceuticals Corp. * þ	1,250,000	5,525,000
OSI Pharmaceuticals, Inc. *	9,213	553,701
Oxigene, Inc. * þ	100,455	527,389
Praecis Pharmaceuticals, Inc. *	200,000	486,000
Protein Design Labs, Inc. *	40,000	648,000
QLT, Inc. *	168,351	3,021,901
Regeneron Pharmaceuticals, Inc. *	106,923	915,261
Serono SA, ADRþ	100,000	1,531,000
Tanox, Inc. *	50,000	783,500
Transkaryotic Therapies, Inc. *	88,300	1,316,553
Trimeris, Inc. * þ	187,970	2,156,016
Vical, Inc. *	80,800	369,256

		69,275,762

                      [1]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS (continued)
HEALTH CARE (continued)
Health Care Equipment & Supplies 16.2%
Baxter International, Inc.	80,564	$2,422,559
Beckman Coulter, Inc.	30,000	1,655,100
Boston Scientific Corp. *	80,472	3,078,859
C.R. Bard, Inc.	15,000	828,000
Conceptus, Inc. * þ	30,000	292,500
Cutera, Inc. *	132,932	1,861,048
Dade Behring Holdings, Inc. *	60,000	2,981,400
Guidant Corp.	40,000	2,212,800
Hospira, Inc. *	71,111	1,842,486
Inamed Corp. *	40,000	2,167,200
Inverness Medical Innovations, Inc. *	5,000	84,750
Kinetic Concepts, Inc. *	36,000	1,617,120
Kyphon, Inc. *	40,000	1,081,200
Medtronic, Inc.	75,737	3,761,857
NuVasive, Inc. *	15,000	150,150
Q-Med AB	10,000	238,452
Smith & Nephew plc	600,000	6,057,773
St. Jude Medical, Inc. *	30,000	2,043,900
Stryker Corp.	26,677	1,271,959
Synovis Life Technologies, Inc. * þ	80,000	732,800
TriPath Imaging, Inc. *	40,000	336,000
Wright Medical Group, Inc. *	50,000	1,381,500
Zimmer Holdings, Inc. *	17,917	1,367,246

		39,466,659

Health Care Providers & Services 11.1%
AmerisourceBergen Corp.	21,449	1,159,533
Anthem, Inc. *	15,000	1,237,050
CIGNA Corp.	47,292	2,932,577
First Health Group Corp. *	130,000	1,822,600
Fresenius Medical Care AG, ADR	10,008	243,995
HCA, Inc.	80,000	3,092,000
Henry Schein, Inc. *	18,192	1,220,683
Humana, Inc. *	95,000	1,720,450
IDX Systems Corp. *	63,964	1,920,839
McKesson Corp.	112,051	3,604,681
Medco Health Solutions, Inc. *	19,442	589,092
MIM Corp. *	50,000	410,000
Priority Healthcare Corp., Class B *	50,000	1,120,000
Quest Diagnostics, Inc.	30,000	2,462,400
Tenet Healthcare Corp. *	60,000	670,800
Triad Hospitals, Inc. *	20,000	681,200
Wellpoint Health Networks, Inc. *	22,500	2,274,750

		27,162,650

Pharmaceuticals 39.8%
Abbott Laboratories	180,000	7,083,000
Adolor Corp. *	40,000	426,000
Allergan, Inc.	15,000	1,134,600
Alpharma, Inc., Class A	60,083	987,765
Altana AG	20,000	1,082,790
AstraZeneca plc, ADR	90,000	4,042,800

[2]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS (continued)
HEALTH CARE (continued)
Pharmaceuticals (continued)
Atrix Laboratories, Inc. *	25,000	$805,250
Aventis, ADR	40,000	3,142,000
Barr Pharmaceuticals, Inc. *	29,906	1,027,271
Bone Care International, Inc. *	17,457	437,996
Bristol-Myers Squibb Co.	406,812	9,315,995
Chugai Pharmaceutical Co., Ltd.	60,000	942,222
Columbia Laboratories, Inc. *	210,000	621,600
Daiichi Pharmaceutical Co., Ltd.	90,000	1,652,525
Eli Lilly & Co.	35,000	2,230,200
Endo Pharmaceuticals Holdings, Inc. *	20,000	384,000
Fujisawa Pharmaceutical Co., Ltd.	40,000	969,697
GlaxoSmithKline plc, ADR	90,000	3,685,500
Johnson & Johnson	150,000	8,290,500
Kissei Pharmaceutical Co., Ltd.þ	50,000	1,039,282
Labopharm, Inc. *	32,300	89,439
Medicis Pharmaceutical Corp., Class A	90,666	3,243,123
Merck & Co., Inc.	60,000	2,721,000
Merck KGaA	40,000	2,244,504
MGI Pharma, Inc. *	37,550	1,051,775
Novartis AG, ADR	60,000	2,679,600
Noven Pharmaceuticals, Inc. *	4,000	80,840
Novo Nordisk AS	23,850	1,212,149
Orphan Medical, Inc. * þ	30,000	280,500
Par Pharmaceutical Companies, Inc. *	93,749	3,528,712
Pfizer, Inc.	299,237	9,563,614
Roche Holding AG	31,600	3,125,166
ROHTO Pharmaceutical Co., Ltd.	44,000	479,605
Santen Pharmaceutical Co., Ltd.	30,000	522,559
Schering AG	22,729	1,276,477
Schering-Plough Corp.	322,423	6,274,352
Sepracor, Inc. *	40,000	1,838,800
Shionogi & Co., Ltd.	50,000	892,929
Shire Pharmaceuticals Group plc, ADR *	25,000	664,500
Taisho Pharmaceutical Co., Ltd.	50,000	1,048,260
Valeant Pharmaceuticals International	10,000	175,100
Watson Pharmaceuticals, Inc. *	30,032	757,107
Wyeth	80,000	2,832,000
Yamanouchi Pharmaceutical Co., Ltd.	40,000	1,371,942

		97,255,046

INDUSTRIALS 0.1%
Machinery 0.1%
Pall Corp.	15,000	347,550

MATERIALS 0.6%
Chemicals 0.6%
Cambrex Corp.	9,200	202,860
Lonza Group AG	30,000	1,326,323

		1,529,183

Total Common Stocks (cost $228,367,614)		235,874,250

                      [3]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.2%
HEALTH CARE 1.2%
Biotechnology 1.2%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 (cost $3,000,000)	$3,000,000	$2,928,750

	Shares	Value

SHORT-TERM INVESTMENTS 8.0%
MUTUAL FUND SHARES 8.0%
Evergreen Institutional U.S. Government Money Market Fund ø	8,850,823	8,850,823
Navigator Prime Portfolio þþ	10,730,892	10,730,892

Total Short-Term Investments (cost $19,581,715)		19,581,715

Total Investments (cost $250,949,329) 105.7%		258,384,715
Other Assets and Liabilities (5.7%)		(13,959,178)

Net Assets 100.0%		$244,425,537

*	Non-income producing security
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $255,431,807. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,295,905 and $18,342,997, respectively, with a net unrealized appreciation of $2,952,908.

[4]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS
July 31, 2004 (unaudited)
	Principal Amount	Value

COMMON STOCKS 77.2%
ENERGY 8.4%
Oil & Gas 8.4%
Canadian Superior Energy, Inc.	$200,000	$276,000
Crosstex Energy, Inc. þ	150,500	6,018,495
Kinder Morgan, Inc.	70,000	4,200,700
Southwestern Energy Co. *þ	242,000	7,789,980
Whiting Petroleum Corp. *	113,000	2,675,840

		20,961,015

FINANCIALS 1.6%
Real Estate 1.6%
Global Signal, Inc. REIT	200,000	4,110,000

INDUSTRIALS 3.8%
Industrial Conglomerates 3.8%
Allete, Inc.	340,000	9,424,800

INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.3%
Motorola, Inc.	50,000	796,500

MATERIALS 0.6%
Metals & Mining 0.6%
Massey Energy Co.	50,000	1,382,500

TELECOMMUNICATION SERVICES 16.2%
Diversified Telecommunication Services 10.1%
ALLTEL Corp.	55,000	2,755,500
BellSouth Corp.	190,000	5,147,100
SBC Communications, Inc.	210,000	5,321,400
Verizon Communications, Inc.	310,000	11,947,400

		25,171,400

Wireless Telecommunications Services 6.1%
Alamosa Holdings, Inc. *þ	370,000	2,841,600
Centennial Communications Corp., Class A Þ	564,000	3,169,680
Crown Castle International Corp. *	100,000	1,412,000
mm02 plc	2,600,000	4,233,164
Nextel Communications, Inc., Class A *	75,000	1,707,000
Nextel Partners, Inc., Class A *þ	100,000	1,607,000
Triton PCS Holdings, Inc. Þ	53,950	162,390

		15,132,834

UTILITIES 46.3%
Electric Utilities 25.9%
American Electric Power Co., Inc.	75,000	2,333,250
E.ON AG	100,000	7,113,931
Entergy Corp.	110,000	6,325,000
Exelon Corp.	230,000	8,027,000
FirstEnergy Corp.	200,000	7,820,000
FPL Group, Inc.	40,000	2,693,200
Maine & Maritimes Corp.	35,000	1,099,000
MGE Energy, Inc. Þ	21,500	677,895
PG&E Corp. *	200,000	5,708,000
Pinnacle West Capital Corp. Þ	50,000	2,025,000
Scottish and Southern Energy plc	200,000	2,614,120
TERNA S.A	520,000	1,113,590
TXU Corp.	165,000	6,543,900
Weststar Energy, Inc.	160,000	3,227,200
Wisconsin Energy Corp. Þ	220,000	7,073,000

		64,394,086

[1]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

COMMON STOCKS (continued)
UTILITIES (continued)
Gas Utilities 5.9%
Atmos Energy Corp.	$88,000	2,214,960
Energen Corp.	110,000	5,208,500
UGI Corp.	225,000	7,287,750

		14,711,210

Multi-Utilities & Unregulated Power 12.0%
Constellation Energy Group, Inc.	100,000	3,855,000
Dominion Resources, Inc.	110,000	6,980,600
Equitable Resources, Inc.	65,000	3,333,200
MDU Resources Group, Inc.	235,000	5,745,750
Oneok, Inc. Þ	200,000	4,200,000
Scana Corp.	90,000	3,295,800
Vectren Corp. Þ	96,000	2,376,000

		29,786,350

Water Utilities 2.5%
Aqua America, Inc. Þ	269,000	5,232,050
Pennichuck Corp.	35,500	884,695

		6,116,745

Total Common Stocks (cost $147,388,078)		191,987,440

CONVERTIBLE PREFERRED STOCKS 7.0%
UTILITIES 7.0%
Electric Utilities 4.5%
Cinergy Corp., 9.50%, 02/16/2005 Þ	100,000	6,007,000
CMS Energy Corp., 0.00%, 12/31/2049 144A	40,000	2,255,000
EIX Trust I, Ser. A, 7.88%, 07/26/2029	20,000	506,200
EIX Trust II, Ser. B, 8.60%, 10/29/2029 Þ	10,000	255,700
FPL Group, Inc., 8.00%, 02/16/2006	40,000	2,242,000

		11,265,900

Gas Utilities 2.5%
Sempra Energy, 8.50%, 05/17/2005	200,000	6,100,000

Total Convertible Preferred Stocks (cost $15,477,902)		17,365,900

PREFERRED STOCKS 1.5%
UTILITIES 1.5%
Multi-Utilities & Unregulated Power 1.5%
Aquila, Inc., 7.875%, 03/31/2032 (cost $2,532,722)	178,400	3,799,920

	Principal Amount	Value

CONVERTIBLE DEBENTURES 11.1%
ENERGY 2.1%
Oil & Gas 2.1%
McMoran Exploration Co., 6.00%, 07/02/2008	3,950,000	5,268,312

TELECOMMUNICATION SERVICES 2.9%
Wireless Telecommunications Services 2.9%
Western Wireless Corp., 4.625%, 06/15/2023 Þ	3,700,000	7,247,375

UTILITIES 6.1%
Electric Utilities 4.8%
Dominion Resources, Inc., 2.125%, 12/15/2023	2,500,000	2,518,750
TXU Corp., 2.64%, 07/15/2033 144A	4,000,000	5,572,520
Xcel Energy, Inc., 7.50%, 11/21/2007 Þ	2,500,000	3,759,375

		11,850,645

[2]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES (continued)
UTILITIES (continued)
Oil & Gas 1.3%
Centerpoint Energy, Inc., 3.75%, 05/15/2023	$2,700,000	3,165,750

Total Convertible Debentures (cost $20,576,368)		27,532,082

CORPORATE BOND 0.5%
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
RCN Corp., 12.50%, 06/30/2008 (cost $1,127,296) 	1,173,924	1,203,272

	Shares	Value

WARRANT 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 (cost $0)  *+	150,000	0

SHORT-TERM INVESTMENTS 15.3%
MUTUAL FUND SHARES 15.3%
Evergreen Institutional Money Market Fund ø	6,564,009	6,564,009
Navigator Prime Portfolio ÞÞ	31,473,626	31,473,626

Total Short-Term Investments (cost $38,037,635)		38,037,635

Total Investments (cost $225,140,001) 112.6%		279,926,249
Other Assets and Liabilities (12.6%)		(31,308,932)

Net Assets 100.0%		$248,617,317

*	Non-income producing security
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of Trustees.
Þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.
Summary of Abbreviations:
REIT	Real Estate Investment Trust

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $226,803,487. The gross unrealized appreciation and depreciation on securities based on tax cost was $53,708,558 and $585,796, respectively, with a net unrealized appreciation of $53,122,762.

[3]
EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 51.6%
AIRPORT 1.0%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	$1,000,000	$1,099,720

EDUCATION 1.0%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of MA Proj., Ser. A,
5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,117,540

GENERAL OBLIGATION - LOCAL 10.8%
Clark Cnty., WA GO, Sch. Dist. 117 Proj., 5.50%, 12/01/2016, (Insd. by FSA)	3,500,000	3,911,145
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,303,572
New York, NY GO, Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,677,425
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,207,440

		12,099,582

GENERAL OBLIGATION - STATE 3.9%
Nevada GO, Colorado River Commission Proj., Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	4,010,000	4,325,467

HOSPITAL 8.7%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Beth Israel Deaconess Hosp. Proj., Ser. G, 5.75%, 07/01/2012, (Insd. by AMBAC)	2,500,000	2,508,425
New York, NY Hlth. & Hosp. Corp. RB, Ser. A, 5.125%, 02/15/2014, (Insd. by AMBAC)	2,000,000	2,107,480
Oklahoma Indl. Auth. RRB, Hlth. Sys. Proj., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	4,010,000	4,507,280
Salt Lake City, UT Hosp. RRB, 6.30%, 02/15/2015, (Insd. by MBIA)	500,000	583,905

		9,707,090

HOUSING 1.5%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%,
09/01/2015, (Insd. by GNMA & FNMA)	230,000	235,978
New York Mtge. Agcy. SFHRB, Ser. 63, 5.60%, 04/01/2010	500,000	527,110
North Carolina HFA SFHRB, 5.80%, 09/01/2012, (Insd. by FHA)	435,000	459,630
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, 5.85%, 04/01/2009,
(Insd. by GNMA, FNMA & FHLMC)	350,000	361,165
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	90,000	90,248

		1,674,131

LEASE 4.9%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2015, (Insd. by AMBAC)	2,000,000	2,284,900
Hillsborough Cnty., FL Sch. Board COP, Master Lease Proj., Ser. A,
5.375%, 07/01/2021, (Insd. by MBIA)	2,500,000	2,677,175
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Proj.,
Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	500,000	540,130

		5,502,205

PORT AUTHORITY 4.8%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,332,900

PRE-REFUNDED 0.4%
New York Env. Facs. RRB, Clean Wtr. & Drinking Proj., 6.00%, 06/15/2017	370,000	421,671

RESOURCE RECOVERY 2.4%
Washington Pub. Pwr. Supply Sys. RRB, Nuclear Proj., Ser. C,
5.50%, 07/01/2017, (Insd. by MBIA)	2,500,000	2,681,925

SPECIAL TAX 1.9%
Washington, DC Convention Ctr. Auth. RB, 5.25%, 10/01/2014, (Insd. by AMBAC)	2,000,000	2,155,060

TRANSPORTATION 5.7%
New Jersey Tpke. Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	1,400,000	1,674,473
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,705,725
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	1,974,780

		6,354,978

[1]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS (continued)
WATER & SEWER 4.6%
New York City Muni. Wtr. Fin. Auth. RB, Ser. C, 1.08%, 06/15/2033 VRDN	$1,900,000	$1,900,000
New York Env. Facs. RRB, Clean Wtr. & Drinking Proj., 6.00%, 06/15/2017	2,885,000	3,217,871

		5,117,871

Total Municipal Obligations (cost $52,215,355)		57,590,140

	Shares	Value

COMMON STOCKS 47.3%
CONSUMER DISCRETIONARY 4.9%
Auto Components 0.3%
Johnson Controls, Inc.	3,131	176,745
Lear Corp.	2,954	162,854

		339,599

Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	7,527	160,551
International Game Technology	4,485	145,045
Yum! Brands, Inc. *	7,481	287,195

		592,791

Household Durables 0.5%
Black & Decker Corp.	5,507	384,994
Whirlpool Corp.	3,408	212,796

		597,790

Media 1.5%
Comcast Corp., Class A *	5,182	141,987
Omnicom Group, Inc.	1,823	131,293
Time Warner, Inc. *	52,489	873,942
Walt Disney Co.	22,548	520,633

		1,667,855

Multi-line Retail 0.6%
Federated Department Stores, Inc.	6,015	288,239
Nordstrom, Inc.	7,410	325,299

		613,538

Specialty Retail 1.5%
Advance Auto Parts, Inc. *	4,275	158,688
Best Buy Co., Inc.	3,304	159,121
Gap, Inc.	11,374	258,190
Home Depot, Inc.	15,014	506,272
Lowe's Companies, Inc.	3,931	191,518
Michaels Stores, Inc.	4,091	221,037
TJX Companies, Inc.	7,150	167,810

		1,662,636

CONSUMER STAPLES 5.3%
Beverages 1.1%
Coca-Cola Co.	15,040	659,655
Coca-Cola Enterprises, Inc.	15,836	323,054
PepsiCo, Inc.	3,838	191,900

		1,174,609

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	10,022	407,494
CVS Corp.	10,303	431,387
Wal-Mart Stores, Inc.	20,687	1,096,618

		1,935,499

[2]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
Food Products 0.5%
Archer-Daniels-Midland Co.	21,474	$331,344
Tyson Foods, Inc., Class A	9,660	184,119

		515,463

Household Products 1.0%
Procter & Gamble Co.	21,426	1,117,366

Personal Products 0.4%
Avon Products, Inc.	9,070	390,101

Tobacco 0.6%
Altria Group, Inc.	15,059	716,808

ENERGY 3.3%
Oil & Gas 3.3%
Anadarko Petroleum Corp.	4,929	294,705
ChevronTexaco Corp.	6,660	637,029
ConocoPhillips	9,457	744,928
Exxon Mobil Corp.	26,825	1,241,997
Marathon Oil Corp.	7,003	263,803
Pogo Producing Co.	3,190	141,572
Valero Energy Corp.	5,163	386,812

		3,710,846

FINANCIALS 9.8%
Capital Markets 1.1%
Bear Stearns Companies, Inc.	5,506	459,311
Lehman Brothers Holdings, Inc.	4,973	348,607
Merrill Lynch & Co., Inc.	8,368	416,057

		1,223,975

Commercial Banks 1.8%
Bank of America Corp.	13,631	1,158,771
National City Corp.	8,619	314,593
U.S. Bancorp	9,159	259,200
Wells Fargo & Co.	5,058	290,380

		2,022,944

Consumer Finance 0.3%
Capital One Financial Corp.	5,506	381,676

Diversified Financial Services 2.6%
CIT Group, Inc.	8,114	282,043
Citigroup, Inc.	40,326	1,777,973
J.P. Morgan Chase & Co.	20,901	780,234

		2,840,250

Insurance 2.2%
ACE, Ltd.	7,541	306,089
Allstate Corp.	10,698	503,662
American International Group, Inc.	9,924	701,131
Loews Corp.	5,116	289,719
MetLife, Inc.	8,335	297,309
St. Paul Travelers Companies, Inc.	8,754	324,511

		2,422,421

Real Estate 0.2%
Equity Office Properties Trust REIT	7,993	207,419

[3]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
FINANCIALS (continued)
Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	9,130	$658,273
Fannie Mae	6,444	457,266
Freddie Mac	3,398	218,525
Golden West Financial Corp.	4,626	494,566

		1,828,630

HEALTH CARE 6.1%
Biotechnology 0.6%
Amgen, Inc. *	6,815	387,637
Genzyme Corp. *	6,432	329,833

		717,470

Health Care Equipment & Supplies 0.5%
Bausch & Lomb, Inc.	3,222	198,443
Boston Scientific Corp. *	8,101	309,944

		508,387

Health Care Providers & Services 1.4%
Aetna, Inc.	7,200	617,760
Anthem, Inc. *	2,535	209,061
CIGNA Corp.	2,873	178,155
Medco Health Solutions, Inc. *	7,697	233,219
Wellpoint Health Networks, Inc. *	2,716	274,588

		1,512,783

Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	9,965	228,198
Johnson & Johnson	24,371	1,346,985
King Pharmaceuticals, Inc. *	16,080	181,543
Merck & Co., Inc.	9,653	437,764
Pfizer, Inc.	46,810	1,496,048
Watson Pharmaceuticals, Inc. *	4,733	119,319
Wyeth	7,124	252,190

		4,062,047

INDUSTRIALS 5.8%
Aerospace & Defense 0.7%
L-3 Communications Holdings, Inc.	6,705	410,011
Northrop Grumman Corp.	6,610	347,686

		757,697

Air Freight & Logistics 0.6%
FedEx Corp.	4,919	402,768
Ryder System, Inc.	7,098	304,504

		707,272

Building Products 0.6%
American Standard Companies, Inc. *	4,457	168,876
Masco Corp.	14,456	437,149

		606,025

Commercial Services & Supplies 0.4%
Cendant Corp.	19,829	453,687

Industrial Conglomerates 1.8%
3M Co.	2,325	191,487
General Electric Co.	43,340	1,441,055
Tyco International, Ltd.	13,493	418,283

		2,050,825

[4]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
INDUSTRIALS (continued)
Machinery 1.5%
Caterpillar, Inc.	7,953	$584,466
Eaton Corp.	6,620	427,917
Paccar, Inc.	7,831	469,547
SPX Corp.	5,659	231,736

		1,713,666

Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	4,810	170,659

INFORMATION TECHNOLOGY 8.0%
Communications Equipment 1.4%
Cisco Systems, Inc. *	35,636	743,367
Motorola, Inc.	19,394	308,946
QUALCOMM, Inc.	6,770	467,672

		1,519,985

Computers & Peripherals 1.9%
Dell, Inc. *	12,396	439,686
Hewlett-Packard Co.	24,635	496,395
International Business Machines Corp.	10,839	943,752
Lexmark International, Inc., Class A *	1,222	108,147
SanDisk Corp. *	3,831	93,170

		2,081,150

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc. *	4,506	98,005
Sanmina-SCI Corp. *	13,261	97,336

		195,341

Internet Software & Services 0.2%
Yahoo!, Inc. *	5,896	181,597

IT Services 0.4%
Affiliated Computer Services, Inc. *	3,352	173,969
Computer Sciences Corp. *	3,110	146,948
Fiserv, Inc. *	5,120	175,411

		496,328

Office Electronics 0.1%
Xerox Corp. *	8,449	117,103

Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc. *	6,568	111,459
Intel Corp.	45,367	1,106,047
National Semiconductor Corp. *	10,534	180,658
Texas Instruments, Inc.	14,432	307,835

		1,705,999

Software 2.3%
Adobe Systems, Inc.	5,029	212,123
Electronic Arts, Inc. *	5,660	283,736
Microsoft Corp.	53,724	1,528,985
Oracle Corp. *	28,617	300,765
Symantec Corp. *	5,937	277,614

		2,603,223

MATERIALS 1.4%
Chemicals 0.2%
Eastman Chemical Co.	6,005	268,303

[5]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
MATERIALS (continued)
Containers & Packaging 0.3%
Ball Corp.	3,967	$286,338

Metals & Mining 0.5%
Nucor Corp.	4,263	356,600
Phelps Dodge Corp.	2,666	207,788

		564,388

Paper & Forest Products 0.4%
Georgia-Pacific Corp.	14,018	471,005

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.1%
BellSouth Corp.	10,539	285,502
SBC Communications, Inc.	13,396	339,455
Verizon Communications, Inc.	15,362	592,051

		1,217,008

Wireless Telecommunications Services 0.4%
Nextel Communications, Inc., Class A *	19,169	436,286

UTILITIES 1.2%
Electric Utilities 0.6%
CenterPoint Energy, Inc.	19,820	230,110
Edison International	8,541	228,899
Entergy Corp.	4,616	265,420

		724,429

Gas Utilities 0.2%
NiSource, Inc.	8,615	178,330

Multi-Utilities & Unregulated Power 0.4%
Sempra Energy	12,025	429,894

Total Common Stocks (cost $41,323,551)		52,699,441

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.4%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.97%, 08/05/2004 ƒ #	$75,000	74,994
1.25%, 10/07/2004 ƒ #	50,000	49,885

		124,879

	Shares	Value

MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø	332,937	332,937

Total Short-Term Investments (cost $457,816)		457,816

Total Investments (cost $93,996,722) 99.3%		110,747,397
Other Assets and Liabilities 0.7%		740,594

Net Assets 100.0%		$111,487,991

*	Non-income producing security.
ƒ	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
#	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
[6]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.

At July 31, 2004, the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2004	Unrealized Gain
September 2004	14 S&P 500	$1,317,305	$1,321,320	$4,015

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $94,077,867. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,309,679 and $640,149, respectively, with a net unrealized appreciation of $16,669,530.

[7]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 22, 2004